UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	8/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Emerging Markets Statement of Investments August 31, 2004 (Unaudited)
Common Stocks--92.4%	Shares	Value ($)

Brazil--6.3%
Banco Itau, ADR	146,000	7,358,400
Brasil Telecom Participacoes, ADR	115,700	3,775,291
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	114,800	2,364,880
Companhia de Bebidas das Americas, ADR	340,490	7,388,633
Companhia de Saneamento Basico do Estado de Sao Paulo	132,900	6,326,258
Empresa Brasileira de Aeronautica, ADR	177,830	4,721,387
Petroleo Brasileiro, ADR	586,719	18,041,609
Tele Celular Sul Participacoes, ADR	231,097	3,170,653
Telecomunicacoes Brasileiras, ADR	154,920	4,441,556
		57,588,667
Chile--.3%
Banco Santander, ADR	101,800	2,779,140
China--1.7%
China Telecom, Cl. H	8,286,200	2,682,391
Huadian Power International, Cl. H	21,338,300	6,223,671
Qingling Motors, Cl. H	15,364,000	1,930,349
Sinopec Yizheng Chemical Fibre, Cl. H	22,567,400	4,397,750
		15,234,161
Croatia--.6%
Pliva, GDR	394,800 a,b	5,618,794
Czech Republic--.1%
Cesky Telecom	41,000	518,938
Komercni Banka, GDR	2	71
		519,009
Egypt--.8%
Commercial International Bank, GDR	942,200 b	3,797,066
Suez Cement, GDR	367,931 b	3,624,120
		7,421,186
Hong Kong--4.2%
Beijing Enterprises	384,000	487,385
China Mobile (Hong Kong)	7,105,400	20,724,083
China Resources Enterprise	6,004,900	7,968,040
Shanghai Industrial	3,757,500	6,864,664
Texwinca	3,029,000	2,601,833
		38,646,005
Hungary--2.0%
Gedeon Richter	72,541	7,778,720
MOL Magyar Olaj-es Gazipari	91,251	3,978,799
Magyar Tavkozlesi	1,683,111	6,823,757
		18,581,276
India--11.1%
Bharat Petroleum	817,422	6,003,663
Dr. Reddy's Laboratories	51,982	789,472
Dr. Reddy's Laboratories, ADR	414,500	6,549,100
Gail India	455,840	1,742,883
Gail India, GDR	276,400 b	6,408,334
Hindalco Industries	182,327	4,521,360
Hindalco Industries, GDR	220,900 b	5,478,320
Hindustan Lever	3,345,229	8,086,082
Hindustan Petroleum	1,050,554	7,092,974
ICICI Bank	1,047,595	6,083,364
ICICI Bank, ADR	210,900	2,572,980
ITC	353,240	7,695,769
Mahanagar Telephone Nigam	3,685,150	9,726,916
Mahanagar Telephone Nigam, ADR	181,521	1,190,778
NIIT	73,463	222,775
NIIT Technologies	110,195	403,745
Oil and Natural Gas	247,002	3,682,432
Reliance Industries	1,472,319	14,705,361
Satyam Computer Services	280,759	1,989,717
State Bank of India	248,500	2,278,241
State Bank of India, GDR	204,200 b	4,355,974
		101,580,240
Indonesia--2.3%
PT Astra Agro Lestari	7,887,000	2,125,365
PT Bank Mandiri	25,155,000	3,355,790
PT Gudang Garam	2,835,500	3,858,338
PT Indofood Sukses Makmur	64,258,000	4,629,045
PT Indonesian Satellite	985,600	441,784
PT Telekomunikasi Indonesia	7,757,000	6,333,090
		20,743,412
Israel--1.3%
Bank Hapoalim	1,758,293	4,770,954
Supersol	1,204,051	2,774,483
Syneron Medical	168,800	2,008,720
Taro Pharmaceutical Industries	132,500 a	2,746,725
		12,300,882
Malaysia--3.6%
Gamuda	5,582,700	7,566,028
Genting	1,892,700	7,919,455
Kuala Lumpur Kepong	931,000	1,592,500
Malaysia International Shipping	861,600	2,834,211
Proton Holding	912,000	1,860,000
Resorts World	991,700	2,309,617
Sime Darby	6,131,800	8,955,655
		33,037,466
Mexico--7.0%
Cemex	783,298	4,444,918
Coca-Cola Femsa, ADR	673,600	13,727,968
Controladora Comercial Mexicana	5,841,500	6,364,800
Desc, Ser. B	13,464,500 a	3,880,634
Grupo Continental	2,809,150	4,304,870
Kimberly-Clark de Mexico, Cl. A	4,213,700	11,589,017
Telefonos de Mexico, ADR	612,370	19,834,664
		64,146,871

Philippines--.8%
ABS-CBN Broadcasting	4,130,600	1,453,530
Bank of the Philippine Islands	4,462,068	3,299,346
Manila Electric, Cl. B	5,810,464 a	2,199,953
SM Prime Holdings	1,792,000	181,994
		7,134,823
Poland--2.1%
Bank Przemyslowo-Handlowy	32,258	3,503,810
KGHM Polska Miedz	638,707 a	5,242,465
Polski Koncern Naftowy Orlen	170,294	1,504,924
Telekomunikacja Polska	2,187,423	8,647,952
		18,899,151
Russia--2.2%
LUKOIL, ADR	136,650	16,116,159
YUKOS, ADR	240,800	4,003,300
		20,119,459
South Africa--14.0%
ABSA	291,813	2,424,697
Alexander Forbes	395,000	642,717
Anglo American	705,127	15,954,482
Aveng	4,027,872	4,919,965
BidBEE	115,756 a	748,863
Bidvest Group	1,075,366	9,705,586
Illovo Sugar	2,066,979	2,372,040
Imperial Holdings	409,000	4,736,192
Metro Cash and Carry	13,082,293 a	5,129,305
Nampak	5,039,101	10,638,550
Nedcor	2,332,881	19,704,231
Old Mutual	6,570,434	12,556,586
Sanlam	2,868,011	3,879,490
Sappi	582,606	8,231,890
Sasol	742,602	12,765,099
Shoprite Holdings	2,635,016	3,774,924
Steinhoff International Holdings	5,397,000	6,665,575
Tongaat-Hulett Group	513,856	3,541,269
		128,391,461
South Korea--17.3%
CJ	102,890	5,253,957
Hyundai Department Store	96,400	2,875,675
Hyundai Development	262,870	2,864,975
Hyundai Motor	169,170	7,330,945
INI Steel	242,610	2,517,750
Industrial Bank of Korea	597,000	3,888,406
KT, ADR	815,850	14,293,692
Kangwon Land	675,601	7,392,595
Kia Motors	530,120	4,649,771
Kookmin Bank	271,640 a	8,681,157
Kookmin Bank, ADR	136,334	4,355,871
Korea Electric Power	1,435,620	25,246,466
Korea Fine Chemical	46,996	440,779
LG Electronics	79,090	3,777,638
LG Household & Health Care	111,300	2,793,374
POSCO	53,370	7,670,634
POSCO, ADR	94,990	3,436,738
SK Telecom	25,200	3,796,961
SK Telecom, ADR	265,300	5,013,598
Samsung	436,800	5,272,705
Samsung Electro-Mechanics	349,700 a	9,262,571
Samsung Electronics	35,660	13,966,704
Samsung Fire & Marine Insurance	124,020	7,399,196
Samsung SDI	52,130	5,342,023
		157,524,181
Taiwan--11.7%
Accton Technology	4,310,260	2,008,615
Asustek Computer	3,024,862	6,780,403
Asustek Computer, GDR	3,261,500 b	7,158,993
China Motor	3,567,000	4,176,667
Chunghwa Telecom, ADR	355,100	6,058,006
Compal Electronics	2,220,563	2,108,897
Compal Electronics, GDR	2,856,376 b	13,453,533
Delta Electronics	4,218,100	5,424,249
Elan Microelectronics	2,862,653	2,034,801
First Financial	8,961,000 a	6,263,846
First Financial, GDR	100,000 a,b	1,314,000
Nan Ya Plastics	870	1,206
Nien Hsing Textile	3,897,000	3,367,706
Quanta Computer	5,200,302	8,895,960
Quanta Computer, GDR	55,021 a,b	506,198
SinoPac Financial Holdings	19,224,103	9,695,684
Taiwan Cellular	3,835,429	3,619,930
United Microelectronics	9,188,564 a	6,260,311
United Microelectronics, ADR	4,098,312 a	15,573,587
Yageo	5,248,200 a	2,190,297
		106,892,889
Thailand--2.4%
Charoen Pokphand Foods	26,340,000	2,405,190
Delta Electronics	2,889,000	1,180,175
Kasikornbank	3,840,800 a	4,430,095
Krung Thai Bank	22,612,700	4,401,366
PTT Exploration and Production	222,300	1,495,711
Siam Commercial Bank	5,152,600	5,757,441
Siam Makro	1,801,800	2,078,251
		21,748,229
Turkey--.6%
Tupras-Turkiye Petrol Rafinerileri	757,928,200	5,851,558

Total Common Stocks
(cost $705,236,014)		844,758,860

Preferred Stocks--3.4%

Brazil:
Banco Bradesco	93,560	4,561,330
Companhia de Tecidos Norte de Minas	70,509	6,118,649
Companhia Energetica de Minas Gerais	375,729	6,931,814
Companhia Paranaense de Energia-Copel	947,087	3,235,695
Duratex	104,347	3,707,595
Telecomunicacoes de Sao Paulo	182,062	3,141,153
Telemar Norte Leste	95,900	1,784,978
Telemig Celular Participacoes	1,167,890	1,743,655
Total Preferred Stocks
(cost $23,014,293)		31,224,869

	Principal
Short-Term Investments--2.4%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.33%, 9/2/2004	11,813,000	11,812,528
1.29%, 9/16/2004	7,206,000	7,201,676
1.39%, 9/23/2004	1,201,000	1,199,955
1.41%, 11/12/2004	1,907,000	1,901,355
Total Short-Term Investments
(cost $22,116,298)		22,115,514

Total Investments(cost $750,366,605)	98.2%	898,099,243

Cash and Receivables (Net)	1.8%	16,480,724

Net Assets	100.0%	914,579,967

a Non-income producing.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At August 31, 2004, these securities amounted to $51,715,332 or 5.7% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)